BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of Borrowings
The principal balances of outstanding borrowings under lines of credit with banks and financial institutions were as follows:

	As of December 31,
	2020	2019
HSBC Bank and Citibank - Syndicated loan (United States)	25,028	50,363
Banco Santander (Colombia)	—	549
Banco Supervielle (Argentina)	188	309
Banco ICBC (Argentina)	752	96
Others	—	69
TOTAL	25,968	51,386
Such balances were included as current and non-current borrowings in the consolidated statement of financial position as follows:

	As of December 31,
	2020	2019

Current borrowings
Bank loans	907	1,198
Non-current borrowings
Bank loans	25,061	50,188
TOTAL	25,968	51,386
Movements in borrowings are analyzed as follows:

	As of December 31,
	2020	2019	2018

Balance at the beginning of year	51,386	—	6,011
Borrowings related to business combination (note 25.16) (1) (4)	13,969	1,290	—
Proceeds from new borrowings (2) (5)	155,108	90,523	—
Payment of borrowings (3) (5)	(196,202)	(41,570)	(6,163)
Accrued interest (4)	2,299	1,226	152
Foreign exchange (4)	(592)	(83)	—
TOTAL	25,968	51,386	—

(1) Corresponds to borrowings mainly with Corrum, Banco Macro, HSBC, ICBC, Banco Provincia, BBVA, Aurum Fundo de Investimentos and Itau, with maturity date between October 9, 2020 and July 30, 2021. These borrowings do not have covenants.

(2)    On March 23, March 24 and April 1, 2020, Globant, LLC borrowed 64,000, 11,000 and 75,000, respectively, under the A&R Credit Agreement, described above, this loan will mature on February 5, 2025. On August 11, 2020 Decision Support S.A., borrowed 500 from Banco Macro, this loan matured on October 9, 2020.

(3) During the year ended December 31, 2020, the main payments were 523 paid on March 26, 2020 by Avanxo Colombia related to the principal amount of the borrowing with Banco Santander and 126,927 paid by Globant, LLC related to the principal amount and interest of the A&R Credit Agreement. During August and September, 2020, the Company proceed to pay 12,636 of the borrowings related to Grupo Assa acquisition. On October 31, 2020 and December 31,2020 Globant, LLC paid 20,188 and 30,080, respectively, related to the A&R Credit Agreement.

(4) Non-cash transactions.
(5) Cash transactions.